Breakdown of loans and financing by currency and index (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 3,678,444	R$ 3,188,531	R$ 3,142,383
Loans and financing, percent	100.00%	100.00%
[custom:LoansReceived2-0]	R$ 3,678,444	R$ 3,188,531
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 150,572	R$ 140,337
Loans and financing, percent	4.09%	4.40%
Foreign Currency [Member] | U S D [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 150,572	R$ 140,337
Loans and financing, percent	4.09%	4.40%
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 3,527,872	R$ 3,048,194
Loans and financing, percent	95.91%	95.60%
Local Currency [Member] | T J L P [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,916,561	R$ 2,090,340
Loans and financing, percent	52.11%	65.56%
Local Currency [Member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 639,555	R$ 638,431
Loans and financing, percent	17.39%	20.02%
Local Currency [Member] | I P C Aember [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 935,900	R$ 270,749
Loans and financing, percent	25.44%	8.49%
Local Currency [Member] | Without Indexer [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 35,856	R$ 48,674
Loans and financing, percent	0.97%	1.53%